Subsequent Events (Details)				1 Months Ended				10 Months Ended	14 Months Ended
	Mar. 10, 2017 HKD	Mar. 10, 2017 USD ($)	Feb. 28, 2017 HKD	Feb. 28, 2017 HKD	Feb. 29, 2016 HKD	Jun. 30, 2014	Dec. 31, 2011 HKD	Oct. 31, 2015	Dec. 31, 2016	Mar. 10, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2011 USD ($)
Subsequent Event [Member] | Second Credit Facility
Debt Instrument, Term				18 months
Line of Credit Facility, Amounts drawn											$ 0
HIBOR | Subsequent Event [Member]
Debt Instrument, Basis Spread on Variable Rate			1.25%
HIBOR | Subsequent Event [Member] | Second Credit Facility
Debt Instrument, Basis Spread on Variable Rate				1.25%
Unsecured credit facilities
Line of Credit Facility, Maximum Borrowing Capacity					HKD 468,000,000							$ 60,000,000
Unsecured credit facilities | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity										$ 0
Line of Credit Facility, Terminated	HKD 468,000,000									$ 60,000,000
Unsecured credit facilities | Subsequent Event [Member] | Second Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity			HKD 546,000,000	HKD 546,000,000							70,000,000
Term loan
Line of Credit Facility, Maximum Borrowing Capacity					HKD 156,000,000							20,000,000
Debt Instrument, Term					18 months	4 years	3 years
Debt Instrument, Face Amount							HKD 210,000,000						$ 26,923,000
Term loan | Subsequent Event [Member]
Debt Instrument, Term			18 months
Line of Credit, repaid	HKD 156,000,000	$ 20,000,000
Term loan | HIBOR
Debt Instrument, Basis Spread on Variable Rate					1.35%	1.35%	1.50%
Revolving loans
Line of Credit Facility, Maximum Borrowing Capacity					HKD 312,000,000							$ 40,000,000
Debt Instrument, Term					12 months
Revolving loans | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity			HKD 195,000,000	195,000,000							25,000,000
Revolving loans | HIBOR
Debt Instrument, Basis Spread on Variable Rate					1.30%			1.05%	1.25%
Term Loan Facility Under Second Credit Facility | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity			78,000,000	78,000,000							10,000,000
Revolving Loan Facility under Second Credit Facility | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity			HKD 15,000,000	HKD 15,000,000							$ 117,000,000